CONTRACTS RECEIVABLE, NET (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Total	$ 339,466	$ 518,191
2019 FMP Contract [Member]
Statement [Line Items]
Contract receivable	1,630,658
Maintenance fees	86,929
Total	1,717,587
Less: current portion of contract receivable	811,338
Non current portion	$ 906,249
Net of current portion, Contracted payment due date	By December 31, 2020
Current portion of contract receivable, Contracted payment due date	By December 31, 2021